Document And Entity Information	Nov. 18, 2020
Document Information [Line Items]
Entity, Registrant Name	ModivCare Inc.
Document, Type	8-K/A
Document, Period End Date	Nov. 18, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34221
Entity, Tax Identification Number	86-0845127
Entity, Address, Address Line One	4700 South Syracuse Street
Entity, Address, Address Line Two	Suite 440
Entity, Address, City or Town	Denver
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	728-7043
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MODV
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 11-18-20
Amendment Flag	true
Entity, Central Index Key	0001220754